Stockholders' Deficiency (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2013	Jul. 31, 2012
Schedule of Share-based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions [Table Text Block]
	Risk-Free	Expected	Expected	Expected
	Interest Rate	Life (Years)	Volatility	Dividends

July 31, 2011	0.013%	5.0	101%	-0-
July 31, 2010	0.14%	6.5	104%	-0-

Schedule of Stockholders Equity [Table Text Block]

The stockholders’ deficiency transactions as described above are summarized below:

			Additional	Change to
	Common Stock		Paid-In	Stockholders’
	Shares	Amount	Capital	Equity

Issuance of common stock on conversion of convertible preferred stock	58,037,496	$58,038	$(58,038)	$—
Issuance of common stock as make-whole payments on convertible preferred stock	19,972,102	19,972	584,828	604,800
Issuance of common stock for services	2,457,022	2,457	182,885	185,342
Issuance of common stock for cash warrant exercises	24,155,457	24,155	700,508	724,664
Issuance of common stock for cashless warrant exercises	29,184,675	29,185	2,333,431	2,362,616
Issuance of common stock for stock option exercises	85,701	86	—	86
Amortization of stock options as employee compensation	—	—	19,697	19,697
Total	133,892,453	$133,893	$3,763,312	$3,897,205

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

Warrants

The following is a summary of warrants issued, forfeited or expired and exercised for the six months ended January 31, 2013:

Warrants
Outstanding, August 1, 2012	74,264,078
Add: Issued	270,594,093
Less: Exercised	109,428,097
Outstanding, January 31, 2013	235,430,074

As of July 31, 2012, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise		Warrant
To be Purchased	Price per Share		Expiration Date

50,000	$0.94		March 9, 2013
125,000	$3.75		March 26, 2013
8,844,926	$0.76		December 15, 2014
3,572,971	$0.79		February 4, 2015
300,000	$0.39	(average)	February 9, 2015
200,000	$1.25		March 7, 2015
6,022,651	$1.00		March 15, 2015
4,000,000	$0.15		January 16, 2016*
29,027,322	$0.15		March 31, 2016*
3,333,331	$0.15		July 11, 2016*
5,454,544	$0.15		September 30, 2016*
13,333,333	$0.15		February 1, 2017*
74,264,078

* Subject to price protection provisions as described below.

Series B Convertible Preferred Stock [Member]
Schedule of Servicing Liabilities at Fair Value [Table Text Block]
Accounting allocation of initial proceeds
Net proceeds	$1,975,000
Derivative warrant liability fair value	(1,811,746)
Make-whole payments liability	(540,000)
Deemed dividend	$(376, 746)

Series C Convertible Preferred Stock [Member]
Schedule of Servicing Liabilities at Fair Value [Table Text Block]
Accounting allocation of initial proceeds
Net proceeds	$725,000
Derivative warrant liability fair value	(624,797)
Make-whole payments liability	(202,500)
Deemed dividend	$(102,297)